OTHER INCOME AND EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Expense
Fixed and intangibles assets derecognition and disposals	$ (1,134)	$ (1,632)	$ (579)
Remeasurement of call/put option over non-controlling interest	(39)	0	0
Remeasurement of contingent consideration (note 29.9.1)	0	0	(4,694)
Impairment of cryptocurrencies (note 16)	0	(1,017)	(80)
Other	(1,650)	(293)	(182)
Subtotal	(2,823)	(2,942)	(5,535)
Other Income
Remeasurement of contingent consideration (note 29.9.1)	4,227	967	0
Insurance recovery	2,239	0	0
Reversal Impairment of cryptocurrencies (note 16)	822	0	0
Other Remeasurements	254	0	0
Remeasurement of call/put option over non-controlling interest	0	180	0
Remeasurement at FV of investment in associates (note 12.2)	0	0	1,538
Other	1,883	1,400	628
Subtotal	9,425	2,547	2,166
TOTAL	$ 6,602	$ (395)	$ (3,369)